Related Parties	12 Months Ended
Mar. 31, 2020
Disclosure of transactions between related parties [abstract]
Related Parties	RELATED PARTIES
Ultimate controlling party
As at March 31, 2020, the holders of Multiple Voting Shares, directly or indirectly, collectively owned or exercised control over Subordinate Voting Shares and Multiple Voting Shares representing approximately 58.70% of the total voting rights of Alithya. As of November 1, 2018, they also entered into a voting agreement, pursuant to which they agreed to, among other things, vote all of the Subordinate Voting Shares and Multiple Voting Shares under their control in accordance with decisions made by a majority of them, subject to certain exceptions.
Transactions with directors and key management personnel
Key management includes members of the Group’s Executive Committee. Certain key management of Alithya participate in the share purchase plan and the stock options plan. The compensation paid or payable to directors and to key management for services is shown below:

Year ended	March 31,
	2020	2019	2018
Director compensation, and key management salaries and benefits*	3,626	2,743	2,516
Share based compensation	646	417	327
Termination benefits	—	100	149
	4,272	3,260	2,992

* Salaries and benefits include short-term incentive compensation.
In addition to the above amounts, the Group is committed to pay incremental benefits to certain members of key management up to $4,633,000 (2019 - $3,006,000, 2018 – $2,484,000) in the event of termination without cause.
14. RELATED PARTIES (CONT’D)
Operating transactions with shareholders
In the normal course of operations, the Company concluded the following transactions with shareholders exercising significant influence. The transactions have been recorded at the exchange amount, which represents the contractual amount of consideration established and accepted by the related parties.

Year ended	March 31,
	2020	2019	2018
Consulting fee revenue*	24,554	36,672	59,674
Employee benefits	41	19	634
Communications	—	219	414
Professional fees	—	—	323
Transaction fees	—	866	—

* One of the shareholders exercising significant influence has committed to minimum amounts of revenue and EBITDA over a four year period ending in July 2020, which may be extended to July 2021 under certain conditions. Should the minimum contracted amounts not be met, the shareholder in question and another one of the shareholders will jointly reimburse Alithya an amount up to $4 million.

As at	March 31,
	2020	2019
	$	$
Trade accounts receivable	6,718	9,653
Trade accounts payable	153	—

Other expenses concluded with shareholders exercising significant influence included employee benefits and communications expenses. However, these amounts were not significant.